Derivative Instruments and Hedging Activities, Derivative Valuation Adjustments (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
CVA	$ (275)	$ (292)
DVA	226	222
FVA, net	(85)	0
Total derivative valuation adjustments	$ (134)	$ (70)